Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by the regulations of the Securities and Exchange Commission implementing Section 14(i) of the Exchange Act, disclosure relating to the relationship of our executive pay versus performance is set forth below.

			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Principal Executive Officer ("PEO") 1	Compensation Actually Paid to PEO 2	Table Total for Non-PEO Named Executive Officers ("Non-PEO NEOs") 3	Actually Paid to Non-PEO NEOs 4	Total Shareholder Return 5	Peer Group Total Share- holder Return 6	Net Income (thousands) 7	EPS (diluted) 8
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$702,202	$2,366,543	$1,049,463	$4,841,370	$119	$142	$118,556	$2.61
2024	$719,107	$785,223	$975,190	$1,183,331	$52	$134	$6,129	$0.14
2023	$821,250	$818,521	$873,114	$777,903	$49	$123	$53,595	$1.19
2022	$657,101	$(10,016,269)	$803,540	$(189,505)	$58	$106	$25,446	$0.57
2021	$464,212	$7,549,094	$918,714	$1,254,491	$138	$127	$56,625	$1.26

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Vinciarelli (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for Fiscal 2025.”
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Vinciarelli, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Vinciarelli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Vinciarelli’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2025	$702,202	$(160,242)	$1,824,583	NA	NA	$2,366,543
2024	$719,107	$(198,319)	$264,435	NA	NA	$785,223
2023	$821,250	$(318,988)	$316,259	NA	NA	$818,521
2022	$657,101	$(172,142)	$(10,501,218)	NA	NA	$(10,016,269)
2021	$464,212	—	$7,084,882	NA	NA	$7,549,094

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of any Prior- Year Awards that remain Outstanding and Unvested as of Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested During the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$675,438	$1,161,770	—	$(12,625)	—	—	$1,824,583
2024	$320,774	$(30,918)	—	$(25,421)	—	—	$264,435
2023	$366,853	$(49,498)	—	$(1,096)	—	—	$316,259
2022	$143,261	—	—	$(10,644,480)	—	—	$(10,501,218)
2021	—	$5,432,919	—	$1,651,962	—	—	$7,084,882

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Corporation’s Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024, 2023, and 2022, James F. Schmidt, Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo; and (ii) for 2021, James F. Schmidt, James A. Simms, Richard J. Nagel Jr., Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo.
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,049,463	$(559,104)	$4,351,011	NA	NA	$4,841,370
2024	$975,190	$(507,540)	$715,681	NA	NA	$1,183,331
2023	$873,114	$(422,810)	$327,599	NA	NA	$777,903
2022	$803,540	$(306,693)	$(686,352)	NA	NA	$(189,505)
2021	$918,714	$(411,411)	$747,188	NA	NA	$1,254,491

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Year	Average Change in Fair Value as of Year-End of any Prior-Year Awards that remain Outstanding and Unvested as of Year-End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested during the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$2,155,751	$2,258,493	—	$(63,233)	—	—	$4,351,011
2024	$832,272	$(19,699)	—	$(96,892)	—	—	$715,681
2023	$445,212	$(142,205)	—	$24,592	—	—	$327,599
2022	$266,136	$(701,359)	—	$(251,128)	—	—	$(686,352)
2021	$477,342	$196,342	—	$73,504	—	—	$747,188

5.
Cumulative Total Shareholder Return (TSR) is calculated on a $100 investment from the beginning of fiscal year 2021 by the share price appreciation calculated by dividing the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.
6.
Represents the weighted peer group Cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”), a value-weighted index of 600 listed companies with market capitalizations between $750,000,000 and $4,600,000,000, comprising the same issuers the Corporation used in its Annual Report on Form 10-K for the year ended December 31, 2025 for purposes of Item 201(e)(1)(ii) of Regulation S-K.

7.
The dollar amounts reported represent the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.
8.
The dollar amounts reported represent the amount of diluted earnings per share (“EPS”) reflected in the Corporation’s audited financial statements for the applicable year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Corporation’s Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024, 2023, and 2022, James F. Schmidt, Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo; and (ii) for 2021, James F. Schmidt, James A. Simms, Richard J. Nagel Jr., Philip D. Davies, Michael S. McNamara and Claudio Tuozzolo.

Peer Group Issuers, Footnote
6.
Represents the weighted peer group Cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”), a value-weighted index of 600 listed companies with market capitalizations between $750,000,000 and $4,600,000,000, comprising the same issuers the Corporation used in its Annual Report on Form 10-K for the year ended December 31, 2025 for purposes of Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 702,202	$ 719,107	$ 821,250	$ 657,101	$ 464,212
PEO Actually Paid Compensation Amount	$ 2,366,543	785,223	818,521	(10,016,269)	7,549,094
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2025	$702,202	$(160,242)	$1,824,583	NA	NA	$2,366,543
2024	$719,107	$(198,319)	$264,435	NA	NA	$785,223
2023	$821,250	$(318,988)	$316,259	NA	NA	$818,521
2022	$657,101	$(172,142)	$(10,501,218)	NA	NA	$(10,016,269)
2021	$464,212	—	$7,084,882	NA	NA	$7,549,094

Year	Year End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year-End of any Prior- Year Awards that remain Outstanding and Unvested as of Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested During the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$675,438	$1,161,770	—	$(12,625)	—	—	$1,824,583
2024	$320,774	$(30,918)	—	$(25,421)	—	—	$264,435
2023	$366,853	$(49,498)	—	$(1,096)	—	—	$316,259
2022	$143,261	—	—	$(10,644,480)	—	—	$(10,501,218)
2021	—	$5,432,919	—	$1,651,962	—	—	$7,084,882

Non-PEO NEO Average Total Compensation Amount	$ 1,049,463	975,190	873,114	803,540	918,714
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,841,370	1,183,331	777,903	(189,505)	1,254,491
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,049,463	$(559,104)	$4,351,011	NA	NA	$4,841,370
2024	$975,190	$(507,540)	$715,681	NA	NA	$1,183,331
2023	$873,114	$(422,810)	$327,599	NA	NA	$777,903
2022	$803,540	$(306,693)	$(686,352)	NA	NA	$(189,505)
2021	$918,714	$(411,411)	$747,188	NA	NA	$1,254,491
(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Applicable Year	Average Change in Fair Value as of Year-End of any Prior-Year Awards that remain Outstanding and Unvested as of Year-End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value as of the Vesting Date of any Prior- Year Awards that Vested during the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$2,155,751	$2,258,493	—	$(63,233)	—	—	$4,351,011
2024	$832,272	$(19,699)	—	$(96,892)	—	—	$715,681
2023	$445,212	$(142,205)	—	$24,592	—	—	$327,599
2022	$266,136	$(701,359)	—	$(251,128)	—	—	$(686,352)
2021	$477,342	$196,342	—	$73,504	—	—	$747,188

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists diluted EPS and three additional financial performance measures that represent important performance measures for our long-term financial success and that are therefore relevant to discretionary compensation decisions through which we seek to motivate and reward superior performance.

Diluted EPS
Revenue Growth
Gross Margin Percentage
Operating Profit Percentage

Total Shareholder Return Amount	$ 119	52	49	58	138
Peer Group Total Shareholder Return Amount	142	134	123	106	127
Net Income (Loss)	$ 118,556,000	$ 6,129,000	$ 53,595,000	$ 25,446,000	$ 56,625,000
Company Selected Measure Amount	2.61	0.14	1.19	0.57	1.26
PEO Name	Dr. Vinciarelli
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin Percentage
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Profit Percentage
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (160,242)	$ (198,319)	$ (318,988)	$ (172,142)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,824,583	264,435	316,259	(10,501,218)	$ 7,084,882
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	675,438	320,774	366,853	143,261
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,161,770	(30,918)	(49,498)		5,432,919
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,625)	(25,421)	(1,096)	(10,644,480)	1,651,962
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(559,104)	(507,540)	(422,810)	(306,693)	(411,411)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,351,011	715,681	327,599	(686,352)	747,188
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,155,751	832,272	445,212	266,136	477,342
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,258,493	(19,699)	(142,205)	(701,359)	196,342
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (63,233)	$ (96,892)	$ 24,592	$ (251,128)	$ 73,504